Investment in Associates and Investments in Investees	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about investment property [abstract]
INVESTMENT IN ASSOCIATES AND INVESTMENTS IN INVESTEES

NOTE 8:-	INVESTMENT IN ASSOCIATES AND INVESTMENTS IN INVESTEES

a.	Investment in Lara:

On June 15, 2014, a definitive investment agreement was signed between the Company and Lara, an Israeli company that operates in the field of medical cannabis, which determined, among others, that the Company will invest in Lara up to a total of $1,500, subject to the fulfillment of several prerequisites (the "Investment Agreement"). Under the Investment Agreement, the Company undertook to transfer to Lara an initial investment amount of $800 against shares that will represent about 48% of Lara's issued and outstanding share capital (approximately 27% on a fully diluted basis). In May 2016, following various claims that the parties held against each other, the Company and Lara signed a settlement and termination agreement (the "Settlement Agreement"). Under the Settlement Agreement, the parties agreed that the Company will continue to hold approximately 27% of Lara's share capital, and that it will be released from making the remaining payments under the Investment Agreement and all other terms of the Investment Agreement will have no further binding effect.

Pursuant to the Settlement Agreement, the Company's representative on Lara's board of directors resigned. Also, the Company doesn't have the right to appoint a director. Accordingly, the Company no longer has significant influence over Lara. As of December 31, 2019, the balance of the investment in Lara was $0.

b.	Sale of Orimmune Bio Ltd. and the Termination of the Hadasit License Agreement:

On June 22, 2016, the Company entered into a share transfer agreement (the "Transfer Agreement") with its then wholly owned subsidiary, Orimmune Bio Ltd. ("Orimmune") and Karma Link Ltd. (the "Buyer"), whereby the Company would sell its interests in Orimmune to the Buyer, and also use its best efforts to transfer to and assign Orimmune its rights in the Anti-CD3 technology (which was in-licensed by the Company during 2010 from Hadasit Medical Research Services & Development Ltd. ("Hadasit"), and certain internally developed assets and technology relating thereto) (the "License"), and also assist in obtaining all the necessary approvals for such technology transfer (including from Hadasit, but without undertaking a commitment for the technology transfer, which required Hadasit's pre-approval). In consideration of the forgoing, it was agreed that the Company would be entitled to a predetermined rate (which is a low double-digit number) of all receipts which the Buyer will receive from Orimmune or from third parties in connection with the sale of shares and/or assets of Orimmune, up to an aggregate of approximately $10. For each receipt in excess of said aggregate amount, the Company will be entitled to a lower rate determined therefrom (also a low double-digit number) (such rates shall be regarded herein after as the "Predetermined Rates").

In August 2016, the Transfer Agreement was closed; and the Company sold and transferred its holding in Orimmune to the Buyer and as a result of the loss of control, the Company recorded a capital gain in the amount of $34.

During May 2017, the parties agreed to amend the Transfer Agreement (the "First Amendment"), under which the parties acknowledged that the process of assigning the License and transferring the License, as contemplated in the Transfer Agreement, had yet to mature into an agreement with Hadasit (by no fault of the Company). As a result, the Company agreed to bear certain expenses related to the License incurred by the Buyer prior to the date of the First Amendment and additional such expenses expected during the six-month period thereafter (and which otherwise would have had supposedly been borne by the Buyer), and which aggregated in the total to approximately $75. The parties to the Transfer Agreement further agreed that in the event that the parties were unable to successfully assign the License within said six-month period, the Company would be deemed to have satisfied its obligation to use reasonable commercial efforts, in accordance with the Transfer Agreement. In consideration of the foregoing, the parties agreed to increase the percentages of the Predetermined Rate of all receipts that the Buyer may receive from Orimmune or from third parties in connection with the sale by the Buyer of Orimmune's shares and/or assets.

After not succeeding in assigning the License to the Buyer, on March 29, 2018, the Company and Hadasit signed a mutual termination agreement of the License (the "Termination Agreement"), according to which, among others, the License (including the consulting agreements associated with said License) was terminated as of that date, except for certain matters as prescribed thereunder. In connection with the Termination Agreement, the Company paid Hadasit the outstanding amount owed and/or to be owed to Hadasit under the License until terminated (which was later set as an amount of $104), and certain intellectual property ("IP") rights were assigned back to Hadasit and other IP rights had to be jointly registered, all pending the IIA's approval, which was obtained in June 2018.

On December 13, 2018, an additional amendment to the Transfer Agreement was signed (the "Second Amendment") between the parties, under which it was acknowledged that the Company's termination of the License agreement with Hadasit was due to Orimmune's (and the Buyer's) decision not to enter into a subsequent license agreement with Hadasit. Under that Second Amendment, it was agreed that Orimmune (and the Buyer) will be assigned certain rights in IP related to the licensed technology owned by the Company subject to certain conditions precedent which were still not met as of December 31, 2019.